Related Party Transactions - Related Account Balances of Significant Transactions Between the Controlling Company and Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Loans to related parties during the year	₩ 526,643	₩ 329,236	₩ 450,638
Loans recorded as allowance for doubtful accounts	717,365	753,693	898,273	₩ 916,790
Purchase of investment property	91,880	976	₩ 19,344
Loans [member]
Disclosure of transactions between related parties [line items]
Loans recorded as allowance for doubtful accounts	172,162	184,610
Posco [member] | First Quantum Minerals Ltd. [Member]
Disclosure of transactions between related parties [line items]
Purchase of investment property	₩ 177,825
Posco [member] | Loans [member] | Suncheon Eco Trans Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans to related parties during the year		2,950
Loans recorded as allowance for doubtful accounts		₩ 2,950